ABERDEEN FUNDS

Aberdeen Dynamic Dividend Fund

Aberdeen Emerging Markets Fund

Aberdeen Global Equity Fund

Aberdeen Global Infrastructure Fund

Aberdeen International Small Cap Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 17, 2020 to each Fund’s Summary Prospectus,

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”),

each dated February 28, 2020, as supplemented to date

Effective immediately, all references to Jamie Cumming and Mark Gordon-James in the Prospectus and SAI are deleted.

Please retain this supplement for future reference.